UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue
Licensing and collaboration revenue		$ 17,295,745
Operating expenses and income
Research and development expenses	$ (14,724,553)	(21,289,434)
Third parties	(13,757,888)	(19,501,323)
Related parties	(966,665)	(1,788,111)
Administrative expenses	(3,597,278)	(4,470,520)
Other operating income, net		3,415,230
Loss from operations	(18,321,831)	(5,048,979)
Interest and investment income	1,976,559	1,918,971
Interest expense	(428,328)	(573,507)
Other income, net	47,040	287,430
Foreign exchange gain (loss), net	(283,768)	1,620,415
Loss before income tax	(17,010,328)	(1,795,670)
Income tax expense	(1,388)	(2,313,136)
Net loss attributable to Adagene Inc.'s shareholders	(17,011,716)	(4,108,806)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	500,285	(407,330)
Total comprehensive loss attributable to Adagene Inc.'s shareholders	(16,511,431)	(4,516,136)
Net loss attributable to Adagene Inc.'s shareholders	(17,011,716)	(4,108,806)
Net loss attributable to ordinary shareholders	$ (17,011,716)	$ (4,108,806)
Weighted average number of ordinary shares used in per share calculation:
-Basic	55,213,051	54,604,787
-Diluted	55,213,051	54,604,787
Net loss per ordinary share
-Basic	$ (0.31)	$ (0.08)
-Diluted	$ (0.31)	$ (0.08)